Consolidated Statement of Stockholder's Deficit - USD ($)	Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Retained Earnings [Member]	Previously Reported [Member]	Common Stock [Member] Common Class C [Member] Boost Run Holdings LLC [Member]	Common Stock [Member] Common Class A [Member] Boost Run Holdings LLC [Member]	Common Stock [Member] Common Class A [Member] Business Combination [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member] Business Combination [Member]	Common Stock [Member] Common Class B [Member]	Retained Earnings [Member] Boost Run Holdings LLC [Member]	Retained Earnings [Member] Business Combination [Member]	Retained Earnings [Member]	Additional Paid-in Capital [Member] Boost Run Holdings LLC [Member]	Additional Paid-in Capital [Member] Business Combination [Member]	Additional Paid-in Capital [Member]	Boost Run Holdings LLC [Member]	Business Combination [Member]	Total
Balance at Dec. 31, 2023				$ 6,187,000						$ (553,000)						$ 5,634,000
Balance, shares at Dec. 31, 2023					8,500
Net income (loss)										(212,000)						(212,000)
Stock-based compensation													568,000			568,000
Contributions				1,503,000												1,503,000
Balance at Dec. 31, 2024				$ 7,690,000					$ 3,000	(765,000)		$ (765,000)	568,000		$ 8,255,000	7,493,000		$ 7,493,000
Balance, shares at Dec. 31, 2024					8,500				29,533,018
Net income (loss)												21,000						21,000
Stock-based compensation															202,000			202,000
Contributions															500,000			500,000
Balance at Mar. 31, 2025									$ 3,000			(744,000)			8,957,000			8,216,000
Balance, shares at Mar. 31, 2025									29,533,018
Balance at Dec. 31, 2024				$ 7,690,000					$ 3,000	(765,000)		(765,000)	568,000		8,255,000	7,493,000		7,493,000
Balance, shares at Dec. 31, 2024					8,500				29,533,018
Net income (loss)																		2,551,000
Balance at Jun. 30, 2025									$ 3,000			1,786,000			9,161,000			10,950,000
Balance, shares at Jun. 30, 2025									29,533,018
Balance at Dec. 31, 2024				$ 7,690,000					$ 3,000	(765,000)		(765,000)	568,000		8,255,000	7,493,000		7,493,000
Balance, shares at Dec. 31, 2024					8,500				29,533,018
Net income (loss)										(16,274,000)						(16,274,000)
Stock-based compensation													13,425,000			13,425,000
Contributions				500,000												500,000
Issuance of Class C Units				$ 2,992,000												2,992,000
Issuance of Class C Units, shares				128
Balance at Dec. 31, 2025	$ 1	$ (51,450)	$ (51,450)	$ 11,182,000				$ 3,000		(17,039,000)	$ (17,039,000)		13,993,000	$ 25,172,000		8,136,000	$ 8,136,000	8,136,000
Balance, shares at Dec. 31, 2025				128	8,500	769,721		29,533,018
Balance at Mar. 31, 2025									$ 3,000			(744,000)			8,957,000			8,216,000
Balance, shares at Mar. 31, 2025									29,533,018
Net income (loss)												2,530,000						2,530,000
Stock-based compensation															204,000			204,000
Balance at Jun. 30, 2025									$ 3,000			1,786,000			9,161,000			10,950,000
Balance, shares at Jun. 30, 2025									29,533,018
Balance at Sep. 04, 2025
Issuance of consultant equity award shares upon meeting the milestone events	1
Net income (loss)		(51,450)	(51,450)															(51,450)
Balance at Dec. 31, 2025	1	(51,450)	(51,450)	$ 11,182,000				$ 3,000		(17,039,000)	(17,039,000)		13,993,000	25,172,000		8,136,000	8,136,000	8,136,000
Balance, shares at Dec. 31, 2025				128	8,500	769,721		29,533,018
Net income (loss)											(4,118,000)						(4,118,000)
Stock-based compensation														198,000			198,000
Issuance of Class A shares upon vesting of equity awards
Issuance of Class A shares upon vesting of equity awards, shares						2,560,002
Balance at Mar. 31, 2026								$ 3,000			(21,157,000)			25,370,000			4,216,000
Balance, shares at Mar. 31, 2026						3,329,723		29,533,018
Balance at Dec. 31, 2025	$ 1	$ (51,450)	$ (51,450)	$ 11,182,000				$ 3,000		$ (17,039,000)	(17,039,000)		$ 13,993,000	25,172,000		$ 8,136,000	8,136,000	8,136,000
Balance, shares at Dec. 31, 2025				128	8,500	769,721		29,533,018
Net income (loss)																		(79,165,000)
Balance at Jun. 30, 2026									$ 7,000			(96,203,000)			196,291,000			100,095,000
Balance, shares at Jun. 30, 2026							47,312,582		29,533,018
Balance at Mar. 31, 2026								$ 3,000			(21,157,000)			25,370,000			4,216,000
Balance, shares at Mar. 31, 2026						3,329,723		29,533,018
Issuance of consultant equity award shares upon meeting the milestone events
Net income (loss)											(75,047,000)						(75,047,000)	(75,047,000)
Stock-based compensation														7,070,000			7,070,000
Issuance of Class A shares upon vesting of equity awards								1,000						(1,000)
Issuance of Class A shares upon vesting of equity awards, shares							11,287,259
Business combination, net of transaction costs								2,000			1,000			116,563,000			116,566,000
Business combination, net of transaction costs, shares							17,278,674
Issuance of consultant equity award shares upon meeting the milestone events, shares							336,000
Issuance of earnout shares								1,000						(1,000)
Issuance of earnout shares, shares							10,968,750
Exercise of warrants														$ 47,290,000			$ 47,290,000
Exercise of warrants, shares							4,112,176
Balance at Jun. 30, 2026									$ 7,000			$ (96,203,000)			$ 196,291,000			$ 100,095,000
Balance, shares at Jun. 30, 2026							47,312,582		29,533,018